Condensed Financial Information of the Parent Company - Schedule of Condensed Statement of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (3,230,265)	$ (530,480)	$ (7,302,629)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	3,483,072	437,004	4,423,070
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(2,519,756)	(3,706,010)	(189,272)
Advances to/from subsidiaries	(16,457,584)	(100,275,599)	(40,177,171)
Accrued expenses and other liabilities	(1,423,462)	3,411,470	624,363
Net cash used in operating activities	(20,147,995)	(100,663,615)	(42,621,639)
Cash flows from investing activities:
Note receivable due from subsidiary		(12,100,000)	(30,000,000)
Net cash used in investing activities		(12,100,000)	(30,000,000)
Cash flows from financing activities:
Receipt of preferred stock sale proceeds	40,297,282	20,000,000
Spin-off of subsidiary to shareholders		(7,014,594)
Proceeds from exercise of options	48,991
Receipt of preferred stock subscription receivable			73,723,814
Receipt of preferred stock warrant exercise proceeds			10,000,000
Payment of preferred shares repurchase payable			(55,000,005)
Net cash provided by financing activities	40,346,273	12,985,406	28,723,809
Net increase (decrease) in cash and cash equivalents	20,198,278	(99,778,209)	(43,897,830)
Cash-beginning of the year	5,777,326	105,555,535	149,453,365
Cash-end of the year	25,975,604	5,777,326	105,555,535
Supplemental cash flow information:
Cash paid for interest and taxes
Non cash investing and financing activities:
Note receivable from Webull Pay, Inc.		2,852,106
Preferred shares redemption value accretion	$ 495,088,038	$ 340,080,000	$ 51,409,749